Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total	$ 40,308	$ 31,598
Less: Accumulated depreciation	(16,286)	(13,285)
Property and equipment, net	24,022	18,313
Computer systems and servers
Property, Plant, and Equipment [Line Items]
Total	1,550	1,083
Test and computer equipment
Property, Plant, and Equipment [Line Items]
Total	20,942	16,988
Lab equipment
Property, Plant, and Equipment [Line Items]
Total	10,428	9,604
Furniture and fixtures
Property, Plant, and Equipment [Line Items]
Total	281	286
Leasehold improvements
Property, Plant, and Equipment [Line Items]
Total	$ 7,107	$ 3,637